FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:  12/31/16

Is this a transition report: (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	THE FIDELITY VARIABLE ACCOUNT OF MONARCH LIFE
INSURANCE COMPANY
B.	File Number:	811-4758
C.	Telephone Number:	(413) 784-7075

2.   A. Street: 330 Whitney Avenue, Suite 500
B. City: Holyoke C. State: MA D. Zip Code: 01040 Zip Ext.
E. Foreign Country: Foreign Postal Code:

3.	Is this the first filing on this form by the Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N
[If answer is "Y" (Yes) complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y
[If answer is "Y" (Yes) complete only items 111 through 132.]

7. A.  Is Registrant a series or multiple portfolio company? (Y/N)        N
[If answer is "N" (No), go to item 8.]

B.	How many separate series or portfolios did Registrant have at the end of the period?

For fiscal year ending: 12/31/16
File number 811-4758

111.	A.	[/]	Depositor Name:
	B.	[/]	File Number (If any):
	C.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

111.	A.	[/]	Depositor Name:
	B.	[/]	File Number (If any):
	C.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

112.	A.	[/]	Sponsor Name:
	B.	[/]	File Number (If any):
	C.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

112.	A.	[/]	Sponsor Name:
	B.	[/]	File Number (If any):
	C.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

For fiscal year ending:  12/31/16
File number 811-4758

113.	A.	[/]	Trustee Name:
	B.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

113.	A.	[/]	Trustee Name:
	B.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:
	B.	[/]	File Number:
	C.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:
	B.	[/]	File Number:
	C.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:
	B.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:
	B.	[/]	City:	State:	Zip Code:	Zip Ext.:
		[/]	Foreign Country:		Foreign Postal Code:

For fiscal year ending:  12/31/16
File number 811-4758

116.	Family of investment companies information:

A.	[/]	Is Registrant part of a family of investment companies? (Y/N)	___

B. [/] Identify the family in 10 letters:
(NOTE:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)	___

If answer is "Y" (Yes), are any of the following types of contracts funded by the
Registrant?:

 B. [/] Variable annuity contracts? (Y/N) ___

C. [/] Scheduled premium variable life contracts? (Y/N) ___

D. [/] Flexible premium variable life contracts? (Y/N) ___

E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ___

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ___

119. [/] State the number of new series for which registration statements under the Securities
Act of 1933 became effective during the period ___

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ___

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.  1

For fiscal year ending: 12/31/2016
File No. 811-4758

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $ -

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. [/] State the total dollar amount of sales load collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $-

126. Of the amount shown in item 125, state the total dollar amount of sales load collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted) $-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)		Total Income Distributions ($000's omitted)
A.	U. S. Treasury direct issue		$		$

B.	U. S. Government agency		$		$

C.	State and municipal tax-free		$		$

D.	Public utility debt		$		$

E.	Brokers or dealers debt or debt of
	brokers' or dealers' parent		$		$

F.	All other corporate intermed. & long –
	term debt		$		$

G.	All other corporate short-term		$		$

H.	Equity securities of brokers or dealers
	or parents of brokers or dealers		$		$

I.	Investment company equity securities		$		$

J.	All other equity securities	1		$38,407		$464

K.	Other securities		$		$

L.	Total assets of all series of registrant	1		$38,407		$464

For fiscal year ending: 12/31/2016
File No. 811-4758

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
Y/N
{If answer is "N" (No), go to item 131.}

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period
($000's omitted) $375

132. [/] List the "811" (Investment Company Act of 1940) registration number of all Series of Registration that are being included in this filing:

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______

811- _______ 811- _______ 811- _______ 811- _______ 811- _______